UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon
Advisor Managed Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

Arch Indices VOI Absolute Income ETF

Ticker: VWI

SEMI ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2024

Arch Indices VOI Absolute Income ETF

Expense Example (Unaudited)

March 31, 2024

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 4, 2023 (inception of the Fund) to March 31, 2024 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value (1)	Ending Account Value	Expenses Paid During the Period (2)

Actual Fund Return	$1,000.00	$1,118.20	$2.59
Hypothetical 5% Return	1,000.00	1,010.00	2.46

(1)	Commencement of operations on October 4, 2023.
(2)	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 179/366. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Arch Indices VOI Absolute Income ETF

Allocation of Portfolio Holdings (Unaudited)

(Calculated as a percentage of Total Investments)

March 31, 2024

Arch Indices VOI Absolute Income ETF

Schedule of Investments (Unaudited)

March 31, 2024

Security	Shares	Value
Closed-End Funds — 14.8%
Financials — 14.8%
Ares Capital Corp.	3,630	$75,577
Blue Owl Capital Corp.	5,511	84,759
Main Street Capital Corp.	520	24,601
Oaktree Specialty Lending Corp.	4,368	85,875
PIMCO Dynamic Income Fund	1,289	24,865
Prospect Capital Corp.	4,279	23,620
Total Financials		319,297
Total Closed-End Funds (Cost — $311,492)		319,297

Exchange Traded Funds — 20.9%
iShares Broad USD High Yield Corporate Bond ETF	1,481	54,190
Janus Henderson AAA CLO ETF	5,247	266,233
Vanguard Intermediate-Term Bond ETF	71	5,353
Vanguard Intermediate-Term Corporate Bond ETF	217	17,471
Vanguard Intermediate-Term Treasury ETF	208	12,178
Vanguard Short-Term Inflation-Protected Securities ETF	1,241	59,431
Vanguard Tax-Exempt Bond Index ETF	133	6,730
Vanguard Total Bond Market ETF	241	17,504
Vanguard Total International Bond ETF	225	11,068
Total Exchange Traded Funds (Cost — $446,091)		450,158

Common Stocks — 62.3%
Communications — 3.4%
BCE, Inc.	1,049	35,644
Telefonica SA, ADR	2,111	9,310
Verizon Communications, Inc.	119	4,993
Vodafone Group PLC, ADR	2,615	23,274
Total Communications		73,221
Consumer Discretionary — 3.9%
Best Buy Co., Inc.	31	2,543
Buckle, Inc.	441	17,759
Cracker Barrel Old Country Store, Inc.	61	4,437
Darden Restaurants, Inc.	14	2,340
Ford Motor Co.	1,375	18,260
Leggett & Platt, Inc.	264	5,056
Magna International, Inc.	108	5,884
McDonald’s Corp.	21	5,921
Stellantis NV	120	3,396
Vail Resorts, Inc.	11	2,451

The Accompanying Notes are an Integral Part of these Financial Statements.

Arch Indices VOI Absolute Income ETF

Schedule of Investments (Unaudited)

March 31, 2024

Security	Shares	Value
Wendy’s Co.	855	$16,108
Total Consumer Discretionary		84,155
Consumer Staples — 19.1%
Altria Group, Inc.	3,737	163,008
Ambev SA, ADR	7,200	17,856
British American Tobacco PLC, ADR	3,360	102,481
Coca-Cola Co.	72	4,405
Coca-Cola Europacific Partners PLC	152	10,632
Conagra Brands, Inc.	119	3,527
Kimberly-Clark Corp.	374	48,377
Kraft Heinz Co.	107	3,948
Nu Skin Enterprises, Inc., Class A	951	13,152
Unilever PLC, ADR	623	31,269
Universal Corp./VA	160	8,275
Walgreens Boots Alliance, Inc.	384	8,329
Total Consumer Staples		415,259
Energy — 3.5%
Antero Midstream Corp.	568	7,986
Baker Hughes Co.	105	3,518
Civitas Resources, Inc.	40	3,036
Enbridge, Inc.	568	20,550
Eni SpA, ADR	111	3,521
Equinor ASA, ADR	160	4,325
Kinder Morgan, Inc.	1,391	25,511
TC Energy Corp.	137	5,507
Total Energy		73,954
Financials — 10.9%
American Financial Group, Inc./OH	152	20,745
ARMOUR Residential REIT, Inc.	249	4,923
Blackstone Mortgage Trust, Inc., Class A	361	7,188
Blackstone Secured Lending Fund	2,192	68,281
Canadian Imperial Bank of Commerce	161	8,166
Citigroup, Inc.	157	9,929
CME Group, Inc.	188	40,475
Fidelity National Financial, Inc.	63	3,345
First Hawaiian, Inc.	207	4,546
HSBC Holdings PLC, ADR	328	12,909
Manulife Financial Corp.	145	3,624
Moelis & Co., Class A	48	2,725
PennyMac Mortgage Investment Trust	424	6,224
PNC Financial Services Group, Inc.	56	9,050
Redwood Trust, Inc.	471	3,000

The Accompanying Notes are an Integral Part of these Financial Statements.

Arch Indices VOI Absolute Income ETF

Schedule of Investments (Unaudited)

March 31, 2024

Security	Shares	Value
Sun Life Financial, Inc.	167	$9,115
Truist Financial Corp.	135	5,262
Virtu Financial, Inc., Class A	520	10,670
Westamerica BanCorp	71	3,470
Total Financials		233,647
Health Care — 3.6%
AbbVie, Inc.	71	12,929
Bristol-Myers Squibb Co.	304	16,486
Cardinal Health, Inc.	27	3,021
Gilead Sciences, Inc.	34	2,491
GSK PLC, ADR	104	4,458
Johnson & Johnson	24	3,797
Medtronic PLC	32	2,789
Novartis AG, ADR	23	2,225
Organon & Co.	223	4,192
Patterson Companies, Inc.	103	2,848
Pfizer, Inc.	519	14,402
Premier, Inc., Class A	128	2,829
Viatris, Inc.	471	5,624
Total Health Care		78,091
Industrials — 3.5%
3M Co.	144	15,274
AGCO Corp.	25	3,076
Copa Holdings SA, Class A	24	2,500
Frontline PLC	175	4,092
International Seaways, Inc.	127	6,756
Lockheed Martin Corp.	30	13,646
MSC Industrial Direct Co, Inc., Class A	32	3,105
Nordic American Tankers Ltd.	3,760	14,739
PACCAR, Inc.	88	10,902
United Parcel Service, Inc., Class B	16	2,378
Total Industrials		76,468
Materials — 3.6%
B2Gold Corp.	2,856	7,454
Boise Cascade Co.	48	7,362
Dow, Inc.	275	15,930
LyondellBasell Industries NV, Class A	144	14,728
Newmont Corp.	120	4,301
Sociedad Quimica y Minera de Chile SA, ADR	209	10,274
Vale SA, ADR	1,343	16,372
Total Materials		76,421
Real Estate — 1.9%
Easterly Government Properties, Inc.	264	3,039

The Accompanying Notes are an Integral Part of these Financial Statements.

Arch Indices VOI Absolute Income ETF

Schedule of Investments (Unaudited)

March 31, 2024

Security	Shares/Units	Value
Gaming and Leisure Properties, Inc.	351	$16,171
Omega Healthcare Investors, Inc.	512	16,214
Sabra Health Care REIT, Inc.	375	5,539
Total Real Estate		40,963
Technology — 5.8%
ASE Technology Holding Co. Ltd., ADR	305	3,352
Corning, Inc.	231	7,614
HP, Inc.	127	3,838
International Business Machines Corp.	84	16,041
Nokia Oyj, ADR	2,880	10,195
Thomson Reuters Corp.	188	29,296
United Microelectronics Corp., ADR	3,368	27,247
Western Union Co.	2,095	29,287
Total Technology		126,870
Utilities — 3.1%
Atlantica Sustainable Infrastructure PLC	711	13,139
Dominion Energy, Inc.	208	10,232
National Grid PLC, ADR	204	13,917
OGE Energy Corp.	175	6,003
PNM Resources, Inc.	608	22,884
Total Utilities		66,175
Total Common Stocks (Cost — $1,284,418)		1,345,224

Preferred Stocks — 1.3%
Financials — 0.4%
Banco Bradesco SA, ADR	784	2,242
Bancolombia SA, ADR	216	7,392
Total Financials		9,634
Materials — 0.3%
Gerdau SA, ADR	1,223	5,406
Total Materials		5,406
Utilities — 0.6%
Cia Energetica de Minas Gerais, ADR	5,575	13,770
Total Utilities		13,770
Total Preferred Stocks (Cost — $26,743)		28,810

Short-Term Investments — 0.0%
Money Market Funds — 0.00%
First American Government Obligations Fund - Class X - 5.23% (a)	1,024	1,024
Total Money Market Funds (Cost — $1,024)		1,024
Total Short-Term Investments (Cost — $1,024)		1,024
Total Investments — 99.3% (Cost — $2,069,768)	$2,144,513
Other Assets in Excess of Liabilities — 0.7%	14,491
Total Net Assets — 100.0%	$2,159,004

The Accompanying Notes are an Integral Part of these Financial Statements.

Arch Indices VOI Absolute Income ETF

Schedule of Investments (Unaudited)

March 31, 2024

ADR - American Depositary Receipt

CLO - Collateralized Loan Obligation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	The rate reported is the annualized seven-day yield as of March 31, 2024.

The Accompanying Notes are an Integral Part of these Financial Statements.

Arch Indices VOI Absolute Income ETF

Statement of Assets and Liabilities (Unaudited)

March 31, 2024

Assets:
Investments in securities at value (cost $2,069,768)	$2,144,513
Cash	5,321
Receivables:
Dividends and interest	13,833
Total assets	2,163,667

Liabilities:
Payables:
Due to Investment Advisor	4,663
Total liabilities	4,663

Net Assets	$2,159,004

Components of Net Assets:
Paid-in capital	$2,067,452
Total accumulated gain	91,552
Net Assets	$2,159,004

Net Assets	$2,159,004
Shares Outstanding (unlimited number of shares authorized, no par value)	80,000
Net asset value, offering and redemption price per share	$26.99

The Accompanying Notes are an Integral Part of these Financial Statements.

Arch Indices VOI Absolute Income ETF

Statement of Operations (Unaudited)

For the Period Ended March 31, 2024*

Investment Income:
Dividend income (Net of foreign tax of $597)	$36,913
Interest income	28
Total investment income	36,941

Expenses:
Advisory fees	2,486
Total expenses	2,486
Expense Waiver (See Note 6)	(414)
Net Expenses	2,072

Net investment income	34,869

Realized and Unrealized Gain on Investments and In-Kind Redemptions
Net realized gain (loss) on:
Investments	(5,086)
In-Kind Redemptions	17,358
Net realized gain	12,272
Net change in unrealized appreciation/depreciation on investments	74,745
Net realized and unrealized gain on investments and in-kind redemptions	87,017

Net Increase in Net Assets Resulting from Operations	$121,886

*	Commencement of operations on October 4, 2023.

The Accompanying Notes are an Integral Part of these Financial Statements.

Arch Indices VOI Absolute Income ETF

Statement of Changes in Net Assets

For the Period * Ended March 31, 2024 (Unaudited)
Operations:
Net investment income	$34,869
Net realized gain on investments and in-kind redemptions	12,272
Net change in unrealized appreciation/depreciation on investments	74,745
Net increase in net assets resulting from operations	121,886

Distributions to shareholders:	(30,334)
Decrease in net assets from distributions to shareholders	(30,334)

Capital Transactions:
Proceeds from shares sold	2,580,520
Cost of shares repurchased	(513,068)
Net increase in net assets from capital transactions	2,067,452
Total Increase in Net Assets	2,159,004

Net Assets:
Beginning of period	—
End of period	$2,159,004

Capital Share Transactions:
Shares sold	100,000
Shares repurchased	(20,000)
Net increase in shares outstanding	80,000

*	Commencement of operations on October 4, 2023.

The Accompanying Notes are an Integral Part of these Financial Statements.

Arch Indices VOI Absolute Income ETF

Financial Highlights

For a capital share outstanding throughout the period:

	For the Period * Ended March 31, 2024 (Unaudited)
Net Asset Value, Beginning of Period	$24.82

Income from Investment Operations:
Net investment income (1)	1.08
Net realized and unrealized gain on investments	1.83
Total Gain from Investment Operations	2.91

Less Distributions:
Net investment income	(0.74)
Total Distributions	(0.74)

Net Asset Value, End of Period	$26.99

Total Return	11.82	%(2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,159
Ratios to average net assets
Gross expenses	0.60	%(3)
Net Expenses	0.50	%(3)
Net investment income	8.42%
Portfolio turnover rate (4)	22	%(2)

*	Commencement of operations on October 4, 2023.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received or delivered in-kind.

The Accompanying Notes are an Integral Part of these Financial Statements.

Arch Indices VOI Absolute Income ETF

Notes to Financial Statements (Unaudited)

March 31, 2024

Note 1 – Organization

Arch Indices VOI Absolute Income ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “AMP Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Arch Indices Investment Advisors, LLC (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was October 4, 2023. The investment objective of the Fund seeks to track the performance, before fees and expenses, of the Index.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.

Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

A standard transaction fee of $300 will be charged by the Fund's custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statement of Changes in Net Assets.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

Arch Indices VOI Absolute Income ETF

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2024

(a)  Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Arch Indices VOI Absolute Income ETF

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Assets
Long-Term Investments
Closed-End Funds	$319,297	$—	$—	$319,297
Exchange-Traded Funds	450,158	—	—	450,158
Common Stocks	1,345,224	—	—	1,345,224
Preferred Stocks	28,810	—	—	28,810
Total Long-Term Investments	2,143,489	—	—	2,143,489
Short-Term Investments	1,024	—	—	1,024
Total Investments	$2,144,513	$—	$—	$2,144,513

See the Schedule of Investments for further detail of investment classifications.

(b)    Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The Advisor pays any Trust-level expenses allocated to the Fund.

(c)    Distributions to shareholders – Distributions of net investment income, if any, are distributed monthly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the period ended March 31, 2024 was as follows:

Distributions Paid From:	Period Ended March 31, 2024
Ordinary Income	$30,334
Total Distributions Paid	$30,334

(d)   Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

Arch Indices VOI Absolute Income ETF

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2024

(e)   REIT distribution – The character of distributions received from Real Estate Investment Trusts (‘’REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.60%. The management fee is a unitary fee, whereby the Advisor has agreed to pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.

The Advisor has contractually agreed to waive 0.10% of its unitary management fee to reduce the unitary management fee to 0.50% (the “Fee Waiver”) . The Fee Waiver will remain in effect through at least October 31, 2024, and may be terminated only by the Board. The Fee Waiver is not subject to recoupment by the Advisor.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended March 31, 2024, were as follows:

Purchases	$235,311
Sales	$396,312

Arch Indices VOI Absolute Income ETF

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2024

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2024, were as follows:

Purchases In-Kind	$2,577,564
Sales In-Kind	$359,754

Note 5 – Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 6 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to March 31, 2024, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Arch Indices VOI Absolute Income ETF

Additional Information (Unaudited)

March 31, 2024

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-646-389-2422 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.archindicesadvisors.com.

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

At meetings held on August 30 and 31, 2023 (collectively the “Meetings”), the Board of Trustees (the “Board”) of Trust considered the approval of the following agreements (collectively, the “Agreements”):

●	the Advisory Agreement between the Advisor and the Trust, on behalf of the Fund; and

●	the Sub-Advisory Agreement between the Advisor and Vident Asset Management (the “Sub-Advisor”) with respect to the Fund.

The Board, including all Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the Agreements on behalf of the Fund for a two-year term to commence upon the commencement of operations of the Fund.

Ahead of the Meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and Sub-Advisor, and the services to be provided by the Advisor and Sub-Advisor to the Fund under the Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Board received and reviewed extensive information from the Advisor and Sub-Advisor relating to the Fund, including information regarding portfolio managers and the resources of the Advisor and Sub-Advisor. The Independent Trustees were advised by independent legal counsel during the review process and met in executive session with counsel without representatives from the Advisor or Sub-Advisor present. In connection with their review, the Independent Trustees also received memoranda from independent legal counsel outlining their fiduciary duties and the legal standards applicable to the review of the Agreements.

Arch Indices VOI Absolute Income ETF

Additional Information (Unaudited)

March 31, 2024

In considering the Agreements, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

In considering the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor, the Trustees considered the Advisor’s and Sub-Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund. The Board considered the Advisor’s oversight responsibilities as they relate to the Sub-Advisor, both in terms of investment and compliance monitoring, and the other services to be provided to the Fund by the Advisor. The Board also considered the Advisor’s and Sub-Advisor’s resources and compliance structure, including information regarding their respective compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan. The Board concluded that the Advisor and Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and Sub-Advisory Agreement, respectively, and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.

The Board noted that the Fund had not commenced operations and concluded that past performance was, thus, not a relevant factor in its deliberations.

The Trustees reviewed the anticipated cost of the Advisor’s and Sub-Advisor’s services, and the proposed structure and level of the Fund’s advisory fee as a unitary fee, including a comparison to fees charged by a peer group of funds. The Trustees noted that the Fund’s unitary fee was within the peer group range. The Board considered that the Advisor would be responsible for paying the Sub-Advisor out of the unitary fee and that the sub- advisory fee reflected an arm’s-length negotiation between the Advisor and Sub-Advisor based on the nature of services to be provided. After reviewing the materials that were provided, the Trustees concluded that the fee to be charged to the Fund was fair and reasonable.

The Trustees considered the Advisor’s assertion that, through the Advisor’s commitment to use a unitary fee structure, economies of scale, if and when achieved, will be shared with the Fund. The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to the Fund would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved by the Fund.

The Trustees considered the expected profitability of the Advisor from managing the Fund. In assessing the Advisor’s expected profitability, the Trustees reviewed the Advisor’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profits from managing the Fund would not be excessive and, after a review of the relevant financial information, the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Arch Indices VOI Absolute Income ETF

Additional Information (Unaudited)

March 31, 2024

The Trustees considered the expected profitability of the Advisor and Sub- Advisor from managing the Fund. The Board noted the benefits expected to be received by the Advisor and Sub-Advisor from their relationship with the Fund. The Trustees concluded that the Advisor’s and Sub-Advisor’s expected profits from managing the Fund did not appear excessive and, after a review of the relevant financial information, the Advisor and Sub-Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor

Arch Indices Investment Advisors LLC

401 Park Avenue South, 10th Floor

New York, New York 10016

Investment Sub-Advisor

Vident Asset Management

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Distributor

Quasar Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

         Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By (Signature and Title)  /s/ Russell B. Simon
                                                       Russell B. Simon, President/Principal Executive Officer

Date           6/10/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Russell B. Simon
                                                       Russell B. Simon, President/Principal Executive Officer

               Date         6/10/2024

By (Signature and Title)  /s/ Jennifer Ting
                                                      Jennifer Ting, Interim Treasurer/Principal Financial Officer

Date         6/7/2024

* Print the name and title of each signing officer under his or her signature